Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022 USD ($) PSU	Mar. 31, 2022 USD ($) PSU	Jun. 30, 2021 USD ($) PSU	Mar. 31, 2021 USD ($) PSU	Dec. 31, 2021 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	638,680	513,510	727,330	593,150	513,510
Beginning balance	$ 35,172	$ 26,305	$ 29,678	$ 29,081	$ 19,619
Granted | PSU		129,140		134,180
Paid | PSU	(184,780)		(213,820)
Forfeited | PSU		(3,970)
Ending balance | PSU	453,900	638,680	513,510	727,330	513,510
Accrual related to the fair value of the PSUs outstanding	$ 111	$ 8,625	$ 6,672	$ 305	$ 7,027
Foreign exchange adjustment	(530)	307	198	292	(341)
Paid	(18,247)		(16,929)
Forfeited		(65)
Ending balance	$ 16,506	$ 35,172	$ 19,619	$ 29,678	$ 26,305